STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details) - Share-Based Payment Arrangement, Option [Member] - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Balance at beginning		221,000	301,471
Weighted Average Exercise Price, Balance at beginning		$ 3.57	$ 4.56
Granted
Weighted Average Exercise Price, Granted
Forfeited/Cancelled/Expired		(221,000)	(80,471)
Weighted Average Exercise Price, Forfeited/Cancelled/Expired		$ 3.57	$ 7.27
Weighted Average Remaining Contractual Term		4 months 24 days
Aggregate Intrinsic Value, option outstanding	[1]
Vested and Exercisable at beginning		221,000
Weighted Average Exercise Price, Exercisable at beginning		$ 3.57
Weighted Average Remaining Contractual Term, Exercisable at beginning		4 months 24 days
Aggregate Intrinsic Value	[1]
Balance at ending			221,000
Weighted Average Exercise Price, Balance at ending			$ 3.57
Vested and Exercisable at ending			221,000
Weighted Average Exercise Price, Exercisable at ending			$ 3.57

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company’s common stock for options that were in-the-money at each respective period.